Other Noncurrent Assets	12 Months Ended
Dec. 31, 2022
Other Assets, Noncurrent Disclosure [Abstract]
Other Noncurrent Assets	Other Noncurrent AssetsOther noncurrent assets at December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
Pension assets	$114	$172
Spare parts inventory	33	32
Debt issuance costs	3	4
Other	2	—
Total	$152	$208